Oakhurst Strategic Defined Risk Fund
Schedule of Investments
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 13.8%		Shares	Value
Invesco BulletShares 2025 Corporate Bond ETF		98,447	$2,036,376
SPDR S&P 500 ETF Trust(a)		12,218	7,722,754
TOTAL EXCHANGE TRADED FUNDS (Cost $6,066,649)			9,759,130

PURCHASED OPTIONS(b) - 17.3%	Notional Amount	Contracts(c)	Value
Call Options - 17.2%			$–
SPDR S&P 500 ETF Trust		–	$–
Expiration: 12/19/2025; Exercise Price: $390.00	$3,792,480	60	1,486,680
Expiration: 12/19/2025; Exercise Price: $520.00	821,704	13	159,965
Expiration: 12/18/2026; Exercise Price: $500.00	12,641,600	200	3,317,700
Expiration: 12/18/2026; Exercise Price: $510.00	8,027,416	127	2,000,123
Expiration: 12/18/2026; Exercise Price: $515.00	9,923,656	157	2,408,851
Expiration: 12/18/2026; Exercise Price: $520.00	8,785,912	139	2,076,452
Expiration: 12/18/2026; Exercise Price: $535.00	3,160,400	50	685,400
Total Call Options			12,135,171

Put Options - 0.1%			$–
SPDR S&P 500 ETF Trust		–	$–
Expiration: 09/19/2025; Exercise Price: $490.00	1,959,448	31	2,000
Expiration: 12/19/2025; Exercise Price: $490.00	821,704	13	3,919
Expiration: 12/18/2026; Exercise Price: $490.00	2,844,360	45	54,022
Total Put Options			59,941
TOTAL PURCHASED OPTIONS (Cost $6,254,034)			12,195,112

SHORT-TERM INVESTMENTS - 54.8%		Shares	Value
Money Market Funds - 54.8%
First American Government Obligations Fund - Class X, 4.23%(d)(e)		38,575,543	38,575,543
TOTAL SHORT-TERM INVESTMENTS (Cost $38,575,543)			38,575,543

TOTAL INVESTMENTS - 85.9% (Cost $50,896,226)			60,529,785
Other Assets in Excess of Liabilities - 14.1%			9,899,800
TOTAL NET ASSETS - 100.0%			$70,429,585
two			–%
Percentages are stated as a percent of net assets. ETF – Exchange Traded Fund			–%

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(e)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at https://www.sec.gov/.

Oakhurst Strategic Defined Risk Fund
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS(a)	Notional Amount	Contracts(b)	Value
Written Call Options
SPDR S&P 500 ETF Trust		–	$–
Expiration: 09/19/2025; Exercise Price: $640.00	$(1,959,448)	(31)	$(29,698)
Expiration: 12/19/2025; Exercise Price: $485.00	(3,792,480)	(60)	(936,240)
Total Written Call Options			(965,938)

Written Put Options
SPDR S&P 500 ETF Trust		–	$–
Expiration: 09/19/2025; Exercise Price: $385.00	(1,959,448)	(31)	(542)
Expiration: 12/19/2025; Exercise Price: $315.00	(2,528,320)	(40)	(2,360)
Expiration: 12/19/2025; Exercise Price: $380.00	(821,704)	(13)	(1,404)
Expiration: 12/19/2025; Exercise Price: $520.00	(821,704)	(13)	(5,642)
Expiration: 12/18/2026; Exercise Price: $360.00	(12,641,600)	(200)	(80,200)
Expiration: 12/18/2026; Exercise Price: $410.00	(2,844,360)	(45)	(26,978)
Expiration: 12/18/2026; Exercise Price: $415.00	(17,951,072)	(284)	(177,500)
Expiration: 12/18/2026; Exercise Price: $420.00	(5,372,680)	(85)	(55,420)
Expiration: 12/18/2026; Exercise Price: $435.00	(3,160,400)	(50)	(37,100)
Expiration: 12/18/2026; Exercise Price: $520.00	(2,844,360)	(45)	(70,178)
Total Written Put Options			(457,324)
TOTAL WRITTEN OPTIONS (Premiums received $1,499,218)			$(1,423,262)

ETF – Exchange Traded Fund

(a)	Non-income producing security.
(b)	100 shares per contract.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Lido Advisors, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments at Fair Value:
Purchased Options	$–	$12,195,112	$–	$12,195,112
Exchange Traded Funds	9,759,130	–	–	9,759,130
Money Market Funds	38,575,543	–	–	38,575,543
Total Investments in Securities	$48,334,673	$12,195,112	$–	$60,529,785

Liabilities:
Investments at Fair Value:
Written Options	$–	$(1,423,262)	$–	$(1,423,262)
Total Investments in Securities	$–	$(1,423,262)	$–	$(1,423,262)

As of the period ended July 31, 2025, the Fund did not hold any Level 3 securities, nor were any transfer into or out of Level 3. Refer to the Fund’s Schedule of Investments and Schedule of Written Options for further information on the classification of investments.